Intangible assets and goodwill - Additional Information (Detail) CAD in Thousands	Dec. 31, 2017 CAD
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Estimated amortization expense for intangibles in year 1	CAD 3,540
Estimated amortization expense for intangibles in year 2	3,390
Estimated amortization expense for intangibles in year 3	3,380
Estimated amortization expense for intangibles in year 4	3,040
Estimated amortization expense for intangibles in year 5	CAD 2,720